GREENBERG TRAURIG, LLP
2700 Two Commerce Square
2001 Market Street
Philadelphia, PA 19103
Phone: (215) 988-7800
Facsimile: (215) 988-7801

Terrance James Reilly, Esq.
Direct Dial:  (215) 988-7815
E-mail:  reillyte@gtlaw.com


March 1, 2005

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Re:   New Century Portfolios
SEC File Nos. 33-24041/811-5646

Ladies and Gentlemen:

On behalf of the New Century Portfolios (the "Trust"), attached herewith for filing pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933, as amended (the "1933 Act"), please find Post-Effective Amendment No. 23 to the Trust's Registration Statement on Form N-1A ("PEA No. 23").

PEA No. 23 is being filed to: (i) incorporate by reference the audited financial information for the Trust for its most recent fiscal year ended October 31, 2004; (ii) add appropriate exhibits and consents;
(iii) disclose the terms of a new redemption fee on shares redeemed within thirty (30) days of their initial purchase; and (iv) complete the disclosures in the Prospectus and Statement of Additional Information.

Under separate cover, the Trust is filing an acceleration request for PEA No. 23 (and Post-Effective Amendment No. 22 to the Trust's Registration Statement on Form N-1A) to accelerate their effective dates to Tuesday, March 1, 2005.

Questions concerning PEA No. 23 may be directed to Terrance James Reilly at
(215) 988-7815, or in his absence, Steven M. Felsenstein at (215) 988-7837.

Very truly yours,


/s/ Terrance James Reilly
Terrance James Reilly


cc:   Nicole M. Tremblay
Steven M. Felsenstein
Christian T. Sandoe